PostEmployment Benefit Obligations (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Increase in defined benefit obligation	$ 3.2	$ 3.6
Expected average service life of active plan participants	9 years
Increase in future salary increases	$ 0.1	$ 0.1
Expected percentage return on plan assets	5.00%	4.90%
Expected contributions to pension benefit plans	$ 0.5
Actuarial gain (loss) on post-employment benefit obligations	2.2	$ 0.9
Minimum [member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation	24.9	26.2
Increase (decrease) in defined benefit obligation 1% increase	24.9	26.2
Maxiimum [member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation	28.1	29.8
Increase (decrease) in defined benefit obligation 1% increase	25.0	$ 26.3
Non adjusting Event [Member]
Statement [Line Items]
Expected contributions to pension benefit plans	$ 1.7